UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth and Income Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Energy - 17.4%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	241,805	$9,106,376
Dresser-Rand Group, Inc. (a)	53,400	1,579,572
Helmerich & Payne, Inc.	340,500	14,243,115
Noble Corp.	358,950	14,472,864
Patterson-UTI Energy, Inc.	795,600	12,220,416

		51,622,343

Oil, Gas & Consumable Fuels - 14.3%
BP PLC (Sponsored ADR)	521,200	29,249,744
Chevron Corp.	866,800	62,513,616
Exxon Mobil Corp.	1,225,100	78,933,193
Occidental Petroleum Corp.	523,750	41,030,575
Total SA (Sponsored ADR)	378,810	21,815,668

		233,542,796

		285,165,139

Health Care - 16.7%
Biotechnology - 4.0%
Amgen, Inc. (a)	1,111,200	64,982,976

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.-Class A	278,000	7,578,280
Cardinal Health, Inc.	505,700	16,723,499
Medco Health Solutions, Inc. (a)	517,013	31,785,959
Quest Diagnostics, Inc.	227,900	12,687,193
UnitedHealth Group, Inc.	842,300	27,795,900

		96,570,831

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. (a)	280,200	12,931,230

Pharmaceuticals - 6.0%
Eli Lilly & Co.	568,800	20,021,760
Endo Pharmaceuticals Holdings, Inc. (a)	303,775	6,108,915
Forest Laboratories, Inc. (a)	659,800	19,556,472
Merck & Co., Inc.	588,430	22,466,258
Pfizer, Inc.	1,654,900	30,880,434

		99,033,839

		273,518,876

Financials - 15.0%
Capital Markets - 3.7%
BlackRock, Inc.-Class A	65,434	13,991,098
The Goldman Sachs Group, Inc.	83,100	12,358,632
Morgan Stanley	316,000	8,462,480
SEI Investments Co.	638,380	11,305,709
State Street Corp.	319,400	13,695,872

		59,813,791

Commercial Banks - 0.4%
Wells Fargo & Co.	212,300	6,035,689

Diversified Financial Services - 3.1%
Bank of America Corp.	824,700	12,518,946
IntercontinentalExchange, Inc. (a)	95,400	9,108,792
JP Morgan Chase & Co.	770,500	30,003,270

		51,631,008

Insurance - 7.8%
ACE Ltd. (a)	288,170	14,198,136
Arch Capital Group Ltd. (a)	332,000	23,751,280
Axis Capital Holdings Ltd.	1,348,035	38,823,408
Loews Corp.	282,500	10,105,025
RenaissanceRe Holdings Ltd.	123,500	6,691,230
Transatlantic Holdings, Inc.	197,300	9,803,837
The Travelers Co., Inc.	468,500	23,738,895

		127,111,811

		244,592,299

Information Technology - 14.0%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	630,000	14,156,100
F5 Networks, Inc. (a)	123,800	6,119,434

		20,275,534

Computers & Peripherals - 3.0%
Dell, Inc. (a)	1,595,600	20,583,240
EMC Corp. (a)	1,681,135	28,024,521

		48,607,761

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc. (a)	582,900	15,312,783
Avnet, Inc. (a)	116,100	3,069,684

		18,382,467

Internet Software & Services - 0.4%
Ebay, Inc. (a)	288,100	6,632,062

IT Services - 4.3%
Accenture PLC	240,369	9,852,725
Amdocs Ltd. (a)	694,500	19,855,755
Broadridge Financial Solutions, Inc.	279,400	6,068,568
Hewitt Associates, Inc.-Class A (a)	325,600	12,854,688
SAIC, Inc. (a)	1,158,600	21,237,138

		69,868,874

Semiconductors & Semiconductor Equipment - 1.8%
Texas Instruments, Inc.	1,315,000	29,587,500

Software - 2.2%
Oracle Corp.	655,900	15,125,054
Sybase, Inc. (a)	246,800	10,037,356
Symantec Corp. (a)	666,900	11,303,955

		36,466,365

		229,820,563

Industrials - 12.2%
Aerospace & Defense - 5.5%
Goodrich Corp.	205,500	12,722,505
ITT Corp.	230,600	11,140,286
L-3 Communications Holdings, Inc.	74,350	6,196,329
Raytheon Co.	838,450	43,959,934
United Technologies Corp.	226,500	15,284,220

		89,303,274

Construction & Engineering - 2.7%
Fluor Corp.	118,000	5,350,120
Foster Wheeler AG (a)	440,200	12,316,796
URS Corp. (a)	609,880	27,371,414

		45,038,330

Electrical Equipment - 2.0%
Emerson Electric Co.	467,400	19,415,796
Hubbell, Inc.-Class B	304,700	13,120,382

		32,536,178

Machinery - 2.0%
Dover Corp.	655,800	28,120,704
Joy Global, Inc.	112,970	5,167,248

		33,287,952

		200,165,734

Consumer Discretionary - 10.7%
Diversified Consumer Services - 0.8%
Apollo Group, Inc.-Class A (a)	207,130	12,550,007

Media - 6.6%
Comcast Corp.-Class A	3,056,150	48,378,854
Time Warner, Inc.	1,036,633	28,455,576
Viacom, Inc.-Class B (a)	1,069,500	31,165,230

		107,999,660

Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	325,000	16,094,000
Kohl’s Corp. (a)	312,200	15,725,514

		31,819,514

Specialty Retail - 1.4%
Advance Auto Parts, Inc.	151,070	5,959,711
Ross Stores, Inc.	355,500	16,328,115

		22,287,826

		174,657,007

Consumer Staples - 6.5%
Food Products - 1.7%
Archer-Daniels-Midland Co.	699,500	20,964,015
ConAgra Foods, Inc.	291,585	6,630,643

		27,594,658

Household Products - 0.8%
Kimberly-Clark Corp.	219,300	13,024,227

Tobacco - 4.0%
Lorillard, Inc.	253,150	19,163,455
Philip Morris International, Inc.	1,014,700	46,178,997

		65,342,452

		105,961,337

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	981,500	24,890,840
CenturyTel, Inc.	178,060	6,055,821
Qwest Communications International, Inc.	9,884,900	41,615,429
Verizon Communications, Inc.	208,165	6,124,214

		78,686,304

Materials - 1.1%
Chemicals - 1.1%
CF Industries Holdings, Inc.	127,600	11,848,936
Terra Industries, Inc.	187,000	5,909,200

		17,758,136

Utilities - 0.4%
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	198,200	6,062,938

Total Common Stocks (cost $1,476,264,287)		1,616,388,333

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (b) (cost $34,949,327)	34,949,327	34,949,327

Total Investments - 100.9% (cost $1,511,213,614) (c)		1,651,337,660
Other assets less liabilities - (0.9)%		(15,107,896)

Net Assets - 100.0%		$1,636,229,764

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of January 31st, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $173,680,422 and gross unrealized depreciation of investments was $(33,556,376), resulting in net unrealized appreciation of $140,124,046.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth and Income Fund

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,616,388,333	$—	$—	$1,616,388,333
Short-Term Investments	34,949,327	—	—	34,949,327

Total Investments in Securities	1,651,337,660	—	—	1,651,337,660
Other Financial Instruments*	—	—	—	—

Total	$1,651,337,660	$—	$—	$1,651,337,660

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010